Derivative instruments	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Derivative instruments	Derivative instruments

	As at December 31	As at December 31
(in millions of U.S. dollars)	2023	2022
DERIVATIVE ASSETS (LIABILITIES)
Foreign exchange forward contracts(1)	3.2	0.4
Fuel hedge swap contracts(2)	(1.1)	0.3
Unsettled provisionally priced concentrate derivatives, and swap contracts(3)	(0.3)	(1.8)
1.Foreign exchange forward contracts are included within prepaid expenses and other in the statement of financial position.
2.In 2023, fuel hedge swap contracts are included within trade and other payables in the statement of financial position. In 2022, fuel hedge swap contracts are included within prepaid expenses and other in the statement of financial position.
3.Unsettled provisionally priced concentrate derivatives are included within trade and other receivables in the statement of financial position.

(a)    Provisionally priced contracts
The Company had provisionally priced sales for which price finalization is outstanding at December 31, 2023. Realized and unrealized gains (losses) on the provisional pricing of concentrate sales are classified as revenue, with the unsettled provisionally priced concentrate derivatives included in trade and other receivables. The Company enters into gold and copper swap contracts to reduce exposure to gold and copper prices. Realized and unrealized gains (losses) are recorded in revenue, with the unsettled gold and copper swaps included in trade and other receivables.
The following tables summarize the realized and unrealized gains (losses) on provisionally priced sales:

	Year ended December 31, 2023
(in millions of U.S. dollars)	Gold	Copper	Total
GAIN (LOSS) ON THE PROVISIONAL PRICING OF CONCENTRATE SALES
Realized	1.5	0.6	2.1
Unrealized	0.4	0.2	0.6
Total gain	1.9	0.8	2.7

	Year ended December 31, 2022
(in millions of U.S. dollars)	Gold	Copper	Total
GAIN (LOSS) ON THE PROVISIONAL PRICING OF CONCENTRATE SALES
Realized	(1.0)	(6.4)	(7.4)
Unrealized	0.7	1.6	2.3
Total loss	(0.3)	(4.8)	(5.1)
The following tables summarize the realized and unrealized gains (losses) on gold and copper swap contracts:

	Year ended December 31, 2023
(in millions of U.S. dollars)	Gold	Copper	Total
GAIN (LOSS) ON SWAP CONTRACTS
Realized	(1.2)	0.5	(0.7)
Unrealized	(0.4)	(0.5)	(0.9)
Total loss	(1.6)	—	(1.6)

	Year ended December 31, 2022
(in millions of U.S. dollars)	Gold	Copper	Total
GAIN (LOSS) ON SWAP CONTRACTS
Realized	1.2	5.5	6.7
Unrealized	(1.2)	(2.9)	(4.1)
Total gain	—	2.6	2.6
The following table summarizes the net exposure to the impact of movements in market commodity prices for provisionally priced sales:

	As at December 31	As at December 31
	2023	2022
VOLUMES SUBJECT TO FINAL PRICING NET OF OUTSTANDING SWAPS
Gold ounces (000s)	(0.1)	0.5
Copper pounds (millions)	(0.1)	1.4
(b) Foreign exchange forward contracts
The Company entered into foreign exchange forward contracts in order to hedge operating costs at the New Afton and Rainy River mines. These contracts are treated as derivative financial instruments and marked-to-market at each reporting period on the consolidated statement of financial position with changes in fair value recognized in other gains and losses. Realized gains and losses are recorded within operating expenses.

The Company entered into foreign exchange forward contracts hedging an average of C$40.0 million per month in the first quarter of 2023, C$44.0 million per month in the second and third quarters of 2023, and C$43.0 million per month in the fourth quarter of 2023. An additional C$43.0 million per month was hedged for the first quarter of 2024. As at December 31, 2023, the fair value of the unrealized foreign exchange forward contract assets were $3.2 million (December 31, 2022 - $0.4 million forward contract assets).

(c) Diesel fuel hedge swap contracts
The Company entered into diesel fuel hedge swap contracts for the Rainy River Mine in order to reduce exposure to volatile fuel prices. These contracts are treated as derivative financial instruments and marked to market at each reporting period on the consolidated statement of financial position with changes in fair value recognized in other gains and losses. Realized gains and losses are recorded within operating expenses.
The Company hedged an average of 0.7 million gallons per month for the 2023 year. An additional 0.7 million and 0.2 million gallons per month was hedged respectively for the first and second quarter of 2024. As at December 31, 2023, the fair value of the unrealized fuel hedge swap contract liabilities were $1.1 million (December 31, 2022 - $0.3 million swap contract assets).